Note 14 - Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Quebec	Nunavut	Total
Balance at December 31, 2022	$1,567	$2,704	$4,271
Accretion	54	94	148
Change in estimate	(52)	128	76
Balance at December 31, 2023	$1,569	$2,926	$4,495
Accretion	50	96	146
Change in estimate	(23)	427	404
Balance at December 31, 2024	$1,596	$3,449	$5,045